Exposures - Net exposures European countries, excluding Sweden by exposure classes (Details) - Credit risk - SEK (kr) kr in Billions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of credit risk exposure
Net exposure	kr 445.4	kr 426.9
Belgium
Disclosure of credit risk exposure
Net exposure	2.5	3.4
Denmark
Disclosure of credit risk exposure
Net exposure	7.1	5.8
Finland
Disclosure of credit risk exposure
Net exposure	9.5	6.5
France
Disclosure of credit risk exposure
Net exposure	9.2	6.4
Ireland
Disclosure of credit risk exposure
Net exposure	1.4	1.5
Iceland
Disclosure of credit risk exposure
Net exposure	0.0	0.0
Italy
Disclosure of credit risk exposure
Net exposure	0.2	0.2
Latvia
Disclosure of credit risk exposure
Net exposure	0.0	0.0
Luxembourg
Disclosure of credit risk exposure
Net exposure	2.0	7.6
Montenegro
Disclosure of credit risk exposure
Net exposure	0.0	0.0
The Netherlands
Disclosure of credit risk exposure
Net exposure	3.8	0.6
Norway
Disclosure of credit risk exposure
Net exposure	3.6	3.6
Poland
Disclosure of credit risk exposure
Net exposure	3.4	3.4
Portugal
Disclosure of credit risk exposure
Net exposure	0.7	0.8
Switzerland
Disclosure of credit risk exposure
Net exposure	0.4	0.5
Serbia
Disclosure of credit risk exposure
Net exposure	0.3	0.1
Slovakia
Disclosure of credit risk exposure
Net exposure	0.0	0.1
Spain
Disclosure of credit risk exposure
Net exposure	2.3	2.3
United Kingdom
Disclosure of credit risk exposure
Net exposure	10.6	8.7
Austria
Disclosure of credit risk exposure
Net exposure	0.3	0.7
Total
Disclosure of credit risk exposure
Net exposure	kr 68.2	kr 64.8